CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 462,289	$ 63,333	¥ 603,523
Restricted cash	56,043	7,678	20,025
Short-term investments measured at fair value			50,143
Accounts receivable, net of allowance of credit loss of RMB4,282 and RMB3,223 as of December 31, 2023 and 2024, respectively	413,101	56,595	536,823
Notes receivable	78,827	10,799	77,598
Inventories	1,387,403	190,073	1,419,396
Prepayments and other current assets	251,994	34,523	225,823
Total current assets	2,649,657	363,001	2,933,331
Property and equipment, net	32,903	4,508	34,340
Intangible assets, net	1,437	197	2,256
Long-term investments			2,000
Operating lease right-of-use assets	89,071	12,203	103,799
Other non-current assets	14,682	2,011	13,310
Total assets	2,787,750	381,920	3,089,036
Current liabilities including amounts of the consolidated VIE without recourse to the Company (Note 2(b)):
Short-term borrowings	160,981	22,054	338,075
Accounts payable	1,721,425	235,834	1,588,693
Accrued expenses and other current liabilities	460,173	63,043	818,295
Total current liabilities	2,342,579	320,931	2,745,063
Long-term operating lease liabilities	55,448	7,596	62,624
Other non-current liabilities	8,961	1,228	5,245
Total liabilities	2,406,988	329,755	2,812,932
Commitments and contingencies
MEZZANINE EQUITY
Redeemable non-controlling interests	1,038,914	142,331	870,825
SHAREHOLDERS' DEFICIT
Treasury shares (333,000 shares as of December 31, 2023 and 2024)	(5,887)	(807)	(5,887)
Additional paid-in capital	3,172,820	434,675	3,169,114
Accumulated deficit	(3,883,992)	(532,105)	(3,819,249)
Accumulated other comprehensive income	74,357	10,187	72,514
Total 111, Inc.' deficit	(642,644)	(88,042)	(583,451)
Non-controlling interests	(15,508)	(2,124)	(11,270)
Total deficit	(658,152)	(90,166)	(594,721)
Total liabilities, mezzanine equity and equity	2,787,750	381,920	3,089,036
Ordinary shares Class A
SHAREHOLDERS' DEFICIT
Ordinary shares, value	33	5	32
Ordinary shares Class B
SHAREHOLDERS' DEFICIT
Ordinary shares, value	¥ 25	$ 3	¥ 25